SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
0 1 - N o v - 0 7
Structured Asset Securities Corporation
(I.R.S. Employer Identification No.)
Not Applicable
(Address of principal executive offices of issuing entity) (Zip Code)
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
to
02-Oct-07
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
333-133985-65
Commission File Number of depositor:
333-133985
(Exact name of sponsor as specified in its charter)
Lehman Brothers Holdings Inc.
(Former name, former address, if changed since last report)
No Change
Lehman XS Trust, Series 2007-7N
7 4 5 S e v e n t h A v e n u e
New York, New York
10019
(212) 526-7000
New York
FORM 10-D
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES NO
(If Section 12(b))
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
X
On November 26, 2007 a distribution was made to holders of Lehman XS Trust, Series 2007-7N, Mortgage Pass-
Through Certificates, Series 2007-7N. The monthly report to holders is attached as Exhibit 99.1.
1-A1A [___] [___] [_X_]
1-A1B [___] [___] [_X_]
1-A2 [___] [___] [_X_]
1-A3 [___] [___] [_X_]
2-A1A [___] [___] [_X_]
2-A1B [___] [___] [_X_]
2-A2A [___] [___] [_X_]
2-A2B [___] [___] [_X_]
AX [___] [___] [_X_]
M1 [___] [___] [_X_]
M2 [___] [___] [_X_]
M3 [___] [___] [_X_]
M4 [___] [___] [_X_]
M5 [___] [___] [_X_]
M6 [___] [___] [_X_]
M7 [___] [___] [_X_]
M8 [___] [___] [_X_]
Item 9. Exhibits.
(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.
PART II - OTHER INFORMATION
(99.2)
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)
Monthly report distributed to holders of Lehman XS Trust, Series 2007-7N, Mortgage Pass-Through
Certificates, Series 2007-7N, relating to the November 26, 2007 distribution.
Copy of the unaudited consolidated balance sheets as of September 30, 2007 and the audited consolidated balance sheets as of December 31, 2006, the related unaudited consolidated statements of operations as of September 30, 2007 and September 30, 2006, for the three month and nine month periods ended September 30, 2007 and September 30, 2006, and the unaudited consolidated capitalization table as of September 30, 2007 and the audited consolidated capitalization table as of
December 31, 2006, respectively, of all of Ambac Assurance Corporation and Subsidiaries (incorporated herein by reference from Exhibit 99.06 of the Form 8-K of Ambac Financial Group, Inc., as filed with the
Commission on October 24, 2007).
The unaudited consolidated balance sheets as of September 30, 2007 and the audited consolidated balance sheets as of December 31, 2006, the related unaudited consolidated statements of operations as of September 30, 2007 and
September 30, 2006, for the three month and nine month periods ended September 30, 2007 and September 30,
2006, and the unaudited consolidated capitalization table as of September 30, 2007 and the audited consolidated capitalization table as of December 31, 2006, respectively, of all of Ambac Assurance Corporation and Subsidiaries,
are incorporated herein by reference from Exhibit 99.06 of the Form 8-K of Ambac Financial Group, Inc., as filed with the Commission on October 24, 2007.
Item 7. Significant Enhancement Provider Information.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date:
(Signature)
Lehman XS Trust, Series 2007-7N
Michele Olds
VP Servicer Oversight
Michele Olds
/s/ :
12/4/07
(Issuing Entity)
Aurora Loan Services LLC, as Master Servicer
EXHIBIT INDEX
Exhibit Number
Description
Exhibit 99.1
Exhibit 99.2
Copy of the unaudited consolidated balance sheets as of September 30, 2007 and the audited consolidated balance sheets as of December 31, 2006, the related unaudited consolidated statements of operations as of September 30, 2007 and September 30, 2006, for the three month and nine month periods ended September 30, 2007 and September 30, 2006, and the unaudited consolidated capitalization table as of September 30, 2007 and the audited consolidated capitalization table as of
December 31, 2006, respectively, of all of Ambac Assurance Corporation and Subsidiaries (incorporated herein by reference from Exhibit 99.06 of the Form 8-K of Ambac Financial Group, Inc., as filed with the
Commission on October 24, 2007).
Monthly report distributed to holders of Lehman XS Trust, Series 2007-7N, Mortgage Pass-Through
Certificates, Series 2007-7N, relating to the November 26, 2007 distribution.